The Company and basis of presentation (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
The Company and basis of presentation
Effective tax rate (as a percent)	28.40%	24.10%	25.70%	23.00%
Percentage of decrease in market capitalization			(49.00%)
Market capitalization	€ 8,500,188,000		€ 8,500,188,000		€ 16,742,268,000
Percentage of increase in equity			20.00%
Equity	16,735,378,000	€ 13,445,918,000	€ 16,735,378,000	€ 13,445,918,000	13,979,037,000	€ 12,331,310,000
Foreign currency translation effects	913,140,000	€ 332,987,000	2,237,453,000	€ 737,174,000
Goodwill	17,187,107,000		17,187,107,000		€ 14,361,577,000
North America
The Company and basis of presentation
Pre-tax discount rate					5.80%
After-tax discount rate					4.60%
Goodwill	€ 14,929,506,000		€ 14,929,506,000		€ 12,223,884,000
North America | Scenario one
The Company and basis of presentation
Pre-tax discount rate	6.40%		6.40%
After-tax discount rate	5.00%		5.00%
North America | Scenario two
The Company and basis of presentation
Pre-tax discount rate	6.90%		6.90%
After-tax discount rate	5.40%		5.40%
North America | After-tax discount rate | Scenario one
The Company and basis of presentation
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	30.00%		30.00%
North America | Operating income margin
The Company and basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0281)		(0.0281)		(0.0522)
EMEA
The Company and basis of presentation
Pre-tax discount rate					7.10%
After-tax discount rate					5.20%
Goodwill	€ 1,466,123,000		€ 1,466,123,000		€ 1,376,542,000
EMEA | Scenario one
The Company and basis of presentation
Pre-tax discount rate	8.10%		8.10%
After-tax discount rate	5.90%		5.90%
EMEA | Scenario two
The Company and basis of presentation
Pre-tax discount rate	8.50%		8.50%
After-tax discount rate	6.20%		6.20%
EMEA | After-tax discount rate | Scenario one
The Company and basis of presentation
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	10.00%		10.00%
EMEA | Operating income margin
The Company and basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0097)		(0.0097)		(0.0349)
Argentina
The Company and basis of presentation
Index at September 30, 2022	967.3		967.3
Calendar year increase			66.00%
Loss on net monetary position in EUR			€ 43,423,000
Lebanon
The Company and basis of presentation
Index at September 30, 2022	1,611.4		1,611.4
Calendar year increase			75.00%
Loss on net monetary position in EUR			€ 1,100,000
Turkiye
The Company and basis of presentation
Impact of initial application of hyperinflationary accounting			€ 23,514,000
Index at September 30, 2022	1,046.9		1,046.9
Calendar year increase			52.00%
Loss on net monetary position in EUR			€ 8,451,000
Russia and Ukraine | Maximum
The Company and basis of presentation
Percentage of entity's assets	1.50%		1.50%